Note 11 - Reserves - Reserves of Share-based Payments (Details) (Parentheticals)	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement	66,177,114	2,683,471,567	3,250,009,092
Number of warrants outstanding (in shares)	43,070,772	2,154,912,180	2,868,466,372